SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - SGD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Deferred Tax Assets Liabilities
Deferred tax assets	$ 138	$ 74
Deferred tax liabilities
Deferred tax assets/liabilities, net	$ 138	$ 74